Client Name:
Client Project Name:	BRAVO 2025-NQM6
Start - End Dates:	4/2/2024 - 4/1/2025
Deal Loan Count:	213
Report Run Date:

Conditions Report	2.0

Loans in Report:	213
Loans with Conditions:	122

8 - Total Active Conditions
8 - Non-Material Conditions
6 - Credit Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Property Valuations Review Scope
1 - Category: Property
1 - Compliance Review Scope
1 - Category: State Consumer Protection
208 - Total Satisfied Conditions

113 - Credit Review Scope
10 - Category: Application
12 - Category: Assets
10 - Category: Credit/Mtg History
5 - Category: DTI
20 - Category: Income/Employment
12 - Category: Insurance
24 - Category: Legal Documents
1 - Category: LTV/CLTV
18 - Category: Terms/Guidelines
1 - Category: Title
27 - Property Valuations Review Scope
9 - Category: Appraisal
10 - Category: FEMA
6 - Category: Property
2 - Category: Value
68 - Compliance Review Scope
14 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
1 - Category: Compliance Manual
3 - Category: Documentation
1 - Category: Federal Consumer Protection
2 - Category: Finance Charge Tolerance
1 - Category: RESPA
5 - Category: Right of Rescission
1 - Category: Texas Home Equity
1 - Category: TILA
38 - Category: TILA/RESPA Integrated Disclosure
48 - Total Waived Conditions

44 - Credit Review Scope
2 - Category: Assets
8 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
15 - Category: LTV/CLTV
12 - Category: Terms/Guidelines
1 - Category: Title
4 - Property Valuations Review Scope
1 - Category: Appraisal
3 - Category: FEMA

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